Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Summarized Quarterly Results

Summarized quarterly results, were as follows (in millions, except per share data):

	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter
Year ended December 31, 2013
Revenue	$4,376	$4,680	$4,863	$5,302
Gross profit	1,167	1,173	1,360	1,404
Income from continuing operations	461	494	598	627
Income from discontinued operations	41	37	38	31
Net income attributable to Company	502	531	636	658
Per share data:
Basic:
Income from continuing operations	1.08	1.16	1.40	1.47
Income from discontinued operations	0.10	0.09	0.09	0.07
Net income attributable to Company	1.18	1.25	1.49	1.54
Diluted:
Income from continuing operations	1.07	1.15	1.40	1.47
Income from discontinued operations	0.10	0.09	0.09	0.07
Net income attributable to Company	1.17	1.24	1.49	1.53
Cash dividends per share	0.13	0.26	0.26	0.26
Year ended December 31, 2012
Revenue	$3,968	$4,206	$4,307	$4,713
Gross profit	1,214	1,228	1,247	1,354
Income from continuing operations	583	579	584	637
Income from discontinued operations	23	26	28	31
Net income attributable to Company	606	605	612	668
Per share data:
Basic:
Income from continuing operations	1.37	1.37	1.38	1.50
Income from discontinued operations	0.06	0.05	0.06	0.07
Net income attributable to Company	1.43	1.42	1.44	1.57
Diluted:
Income from continuing operations	1.36	1.35	1.36	1.49
Income from discontinued operations	0.06	0.06	0.06	0.07
Net income attributable to Company	1.42	1.42	1.43	1.56
Cash dividends per share	0.12	0.12	0.12	0.13